Vanguard Financials Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)1
Banks (42.5%)
JPMorgan Chase & Co.	6,906,668	731,831
Bank of America Corp.	19,355,318	514,851
Wells Fargo & Co.	9,116,605	404,504
Citigroup Inc.	4,959,911	308,258
US Bancorp	3,207,686	161,026
PNC Financial Services Group Inc.	964,044	122,684
BB&T Corp.	1,612,803	75,399
SunTrust Banks Inc.	936,222	56,183
Fifth Third Bancorp	1,705,664	45,200
M&T Bank Corp.	277,360	44,267
First Republic Bank	352,438	34,194
KeyCorp	2,135,668	34,107
Citizens Financial Group Inc.	975,066	31,768
Regions Financial Corp.	2,145,095	29,667
Huntington Bancshares Inc.	2,206,337	27,910
Comerica Inc.	335,140	23,064
* SVB Financial Group	110,842	22,324
Zions Bancorp NA	392,338	16,898
Signature Bank	115,872	13,273
East West Bancorp Inc.	305,370	13,045
People's United Financial Inc.	837,262	12,869
Commerce Bancshares Inc.	213,881	12,262
Cullen/Frost Bankers Inc.	128,598	11,737
Popular Inc.	210,393	10,985
Synovus Financial Corp.	335,457	10,721
CIT Group Inc.	212,432	10,099
PacWest Bancorp	255,072	9,269
Prosperity Bancshares Inc.	140,033	9,076
First Horizon National Corp.	670,825	8,996
Sterling Bancorp	455,841	8,802
* Western Alliance Bancorp	210,752	8,672
Webster Financial Corp.	194,799	8,626
IBERIABANK Corp.	115,728	8,275
Pinnacle Financial Partners Inc.	155,066	8,211
Wintrust Financial Corp.	119,313	8,082
Bank OZK	271,204	7,838
United Bankshares Inc.	214,779	7,685
FNB Corp.	686,330	7,550
Umpqua Holdings Corp.	466,088	7,443
First Hawaiian Inc.	285,457	7,105
Glacier Bancorp Inc.	179,023	7,055
Associated Banc-Corp	347,311	6,880
Valley National Bancorp	698,804	6,862
Hancock Whitney Corp.	180,490	6,855
BankUnited Inc.	207,741	6,747
Community Bank System Inc.	108,427	6,702
Bank of Hawaii Corp.	87,438	6,616
First Financial Bankshares Inc.	114,711	6,499
TCF Financial Corp.	327,774	6,247

UMB Financial Corp.	99,876	6,166
* Texas Capital Bancshares Inc.	106,512	6,103
First Citizens BancShares Inc. Class A	14,408	6,053
Home BancShares Inc.	337,845	5,919
BancorpSouth Bank	209,579	5,675
Chemical Financial Corp.	149,756	5,670
Fulton Financial Corp.	358,478	5,650
Cathay General Bancorp	161,466	5,432
CenterState Bank Corp.	244,984	5,363
Investors Bancorp Inc.	512,425	5,334
Old National Bancorp	330,340	5,266
Cadence BanCorp Class A	279,852	5,177
Columbia Banking System Inc.	154,394	5,149
BOK Financial Corp.	68,594	5,140
Atlantic Union Bankshares Corp.	156,289	5,048
Independent Bank Corp.	71,766	4,977
South State Corp.	74,549	4,912
CVB Financial Corp.	236,549	4,861
First Financial Bancorp	208,505	4,654
First BanCorp	457,908	4,561
Simmons First National Corp. Class A	195,065	4,449
United Community Banks Inc.	167,134	4,431
First Midwest Bancorp Inc.	223,179	4,350
International Bancshares Corp.	117,335	4,278
Trustmark Corp.	130,458	4,145
WesBanco Inc.	115,718	4,111
First Merchants Corp.	117,398	3,903
Towne Bank	152,498	3,867
Independent Bank Group Inc.	73,630	3,802
Great Western Bancorp Inc.	120,399	3,741
LegacyTexas Financial Group Inc.	102,428	3,739
Banner Corp.	73,713	3,720
Eagle Bancorp Inc.	69,294	3,678
Ameris Bancorp	100,250	3,538
Hope Bancorp Inc.	264,525	3,404
Pacific Premier Bancorp Inc.	118,647	3,358
Westamerica Bancorporation	55,999	3,354
Renasant Corp.	98,732	3,337
NBT Bancorp Inc.	91,003	3,272
Hilltop Holdings Inc.	157,718	3,175
First Interstate BancSystem Inc. Class A	84,923	3,134
ServisFirst Bancshares Inc.	96,376	3,020
Park National Corp.	29,449	2,783
S&T Bancorp Inc.	73,604	2,775
Heartland Financial USA Inc.	66,503	2,746
Berkshire Hills Bancorp Inc.	91,587	2,673
First Commonwealth Financial Corp.	207,669	2,610
First Busey Corp.	105,433	2,605
City Holding Co.	34,895	2,549
* Seacoast Banking Corp. of Florida	108,263	2,511
Sandy Spring Bancorp Inc.	74,882	2,407
Brookline Bancorp Inc.	165,833	2,380
Lakeland Financial Corp.	52,921	2,326
Tompkins Financial Corp.	29,406	2,324
Veritex Holdings Inc.	90,593	2,304
First Bancorp	62,391	2,209
Southside Bancshares Inc.	67,539	2,200

National Bank Holdings Corp. Class A	61,654	2,163
Heritage Financial Corp.	76,750	2,157
TriCo Bancshares	57,675	2,151
Enterprise Financial Services Corp.	53,229	2,086
OFG Bancorp	107,364	2,016
BancFirst Corp.	37,750	1,972
Boston Private Financial Holdings Inc.	175,897	1,803
1st Source Corp.	38,744	1,695
Central Pacific Financial Corp.	60,881	1,692
Washington Trust Bancorp Inc.	32,010	1,571
Bryn Mawr Bank Corp.	42,859	1,567
Lakeland Bancorp Inc.	100,608	1,550
Stock Yards Bancorp Inc.	46,374	1,546
* Triumph Bancorp Inc.	53,531	1,503
Carolina Financial Corp.	44,911	1,491
ConnectOne Bancorp Inc.	70,906	1,490
Univest Financial Corp.	61,237	1,462
Preferred Bank	32,422	1,419
Camden National Corp.	33,325	1,411
German American Bancorp Inc.	49,879	1,390
Fidelity Southern Corp.	49,048	1,382
Community Trust Bancorp Inc.	34,015	1,347
Hanmi Financial Corp.	64,090	1,322
Great Southern Bancorp Inc.	23,223	1,282
Banc of California Inc.	95,273	1,260
FB Financial Corp.	35,652	1,240
* Customers Bancorp Inc.	62,742	1,237
Origin Bancorp Inc.	36,863	1,230
Peoples Bancorp Inc.	39,288	1,214
Horizon Bancorp Inc.	76,818	1,191
Flushing Financial Corp.	55,333	1,164
First of Long Island Corp.	54,080	1,155
Opus Bank	56,899	1,142
CBTX Inc.	40,533	1,104
Midland States Bancorp Inc.	44,163	1,082
First Foundation Inc.	79,749	1,045
* Nicolet Bankshares Inc.	17,668	1,033
Bank of Marin Bancorp	25,299	1,025
First Bancshares Inc.	34,162	1,018
* TriState Capital Holdings Inc.	49,455	1,017
Heritage Commerce Corp.	84,739	1,009
First Community Bankshares Inc.	30,773	1,008
QCR Holdings Inc.	31,046	996
Republic Bancorp Inc. Class A	21,711	995
Mercantile Bank Corp.	31,688	978
Peapack Gladstone Financial Corp.	35,838	969
Bridge Bancorp Inc.	34,491	960
* Bancorp Inc.	107,542	957
Independent Bank Corp.	44,601	943
First Mid Bancshares Inc.	28,137	940
Arrow Financial Corp.	28,500	917
* Mercantil Bank Holding Corp. Class A	49,064	914
People's Utah Bancorp	32,346	906
HomeTrust Bancshares Inc.	36,784	900
Live Oak Bancshares Inc.	54,776	851
* Atlantic Capital Bancshares Inc.	51,632	845
Financial Institutions Inc.	30,889	835

* Equity Bancshares Inc. Class A	32,695	813
* Allegiance Bancshares Inc.	24,445	793
Franklin Financial Network Inc.	29,921	785
Farmers National Banc Corp.	57,668	776
First Financial Corp.	20,448	774
Bar Harbor Bankshares	32,444	767
CNB Financial Corp.	30,451	754
Sierra Bancorp	29,007	719
Old Line Bancshares Inc.	28,696	707
RBB Bancorp	37,956	703
Old Second Bancorp Inc.	55,997	683
* Byline Bancorp Inc.	35,507	663
West Bancorporation Inc.	31,542	656
MidWestOne Financial Group Inc.	22,310	621
Macatawa Bank Corp.	57,429	583
* HarborOne Bancorp Inc.	30,873	554
Century Bancorp Inc. Class A	6,094	546
Southern National Bancorp of Virginia Inc.	39,414	544
Capital City Bank Group Inc.	23,224	544
Amalgamated Bank Class A	30,238	499
* Republic First Bancorp Inc.	94,345	457
		3,269,026
Capital Markets (19.7%)
CME Group Inc.	754,727	144,998
Goldman Sachs Group Inc.	699,535	127,658
S&P Global Inc.	524,358	112,150
Morgan Stanley	2,704,993	110,066
Charles Schwab Corp.	2,532,016	105,357
BlackRock Inc.	250,949	104,284
• Intercontinental Exchange Inc.	1,199,195	98,586
Bank of New York Mellon Corp.	1,813,495	77,418
Moody's Corp.	362,198	66,239
State Street Corp.	797,506	44,062
T. Rowe Price Group Inc.	397,994	40,253
Ameriprise Financial Inc.	286,549	39,610
MSCI Inc. Class A	177,725	39,101
Northern Trust Corp.	437,330	37,401
TD Ameritrade Holding Corp.	593,192	29,511
Cboe Global Markets Inc.	234,838	25,489
MarketAxess Holdings Inc.	79,391	23,644
E*TRADE Financial Corp.	519,167	23,259
KKR & Co. Inc. Class A	1,029,107	22,929
FactSet Research Systems Inc.	80,614	22,427
Nasdaq Inc.	244,047	22,120
Raymond James Financial Inc.	267,556	22,095
Franklin Resources Inc.	644,046	20,494
Invesco Ltd.	836,858	16,352
LPL Financial Holdings Inc.	177,996	14,279
SEI Investments Co.	275,405	13,839
Eaton Vance Corp.	242,821	9,281
Affiliated Managers Group Inc.	109,525	9,180
Stifel Financial Corp.	152,105	8,157
Interactive Brokers Group Inc.	150,791	7,660
Janus Henderson Group plc	351,715	7,147
Evercore Inc. Class A	86,463	6,678
Legg Mason Inc.	180,479	6,429
Federated Investors Inc. Class B	201,464	6,151

Morningstar Inc.	40,210	5,631
Ares Management Corp.	162,715	4,180
Houlihan Lokey Inc. Class A	72,889	3,295
* Blucora Inc.	101,323	3,138
Moelis & Co. Class A	95,922	3,048
BGC Partners Inc. Class A	553,501	2,601
Waddell & Reed Financial Inc. Class A	159,691	2,579
Artisan Partners Asset Management Inc. Class A	107,850	2,551
Cohen & Steers Inc.	49,354	2,528
Virtu Financial Inc. Class A	100,406	2,311
Piper Jaffray Cos.	29,634	2,099
Hamilton Lane Inc. Class A	40,528	1,992
BrightSphere Investment Group plc	167,290	1,797
PJT Partners Inc.	42,095	1,553
WisdomTree Investments Inc.	258,095	1,551
Virtus Investment Partners Inc.	14,901	1,514
* INTL. FCStone Inc.	33,436	1,162
Diamond Hill Investment Group Inc.	6,851	983
* Donnelley Financial Solutions Inc.	70,821	873
* Cowen Inc. Class A	57,311	868
Ladenburg Thalmann Financial Services Inc.	213,271	683
B. Riley Financial Inc.	30,042	596
Greenhill & Co. Inc.	33,600	503
Westwood Holdings Group Inc.	15,908	466
* Victory Capital Holdings Inc. Class A	27,715	455
Pzena Investment Management Inc. Class A	36,410	322
Associated Capital Group Inc. Class A	7,156	267
GAMCO Investors Inc. Class A	11,207	191
		1,514,041
Consumer Finance (5.7%)
American Express Co.	1,512,535	173,503
Capital One Financial Corp.	988,385	84,873
Discover Financial Services	694,750	51,794
Synchrony Financial	1,346,577	45,285
Ally Financial Inc.	848,795	24,505
* Credit Acceptance Corp.	21,941	10,014
FirstCash Inc.	91,849	8,700
SLM Corp.	914,219	8,694
Navient Corp.	463,740	6,047
OneMain Holdings Inc.	171,460	5,122
* Green Dot Corp. Class A	106,044	4,922
Santander Consumer USA Holdings Inc.	215,918	4,834
* PRA Group Inc.	94,153	2,600
Nelnet Inc. Class A	42,057	2,492
* World Acceptance Corp.	15,484	2,048
* LendingClub Corp.	643,059	1,929
* Encore Capital Group Inc.	54,634	1,876
* Enova International Inc.	70,684	1,509
* EZCORP Inc. Class A	114,058	1,001
* Curo Group Holdings Corp.	27,586	258
		442,006
Diversified Financial Services (7.6%)
* Berkshire Hathaway Inc. Class B	2,751,091	543,121
Voya Financial Inc.	307,508	15,661
AXA Equitable Holdings Inc.	570,081	11,715
Jefferies Financial Group Inc.	541,271	9,564

* Cannae Holdings Inc.	128,682	3,272
FGL Holdings	350,690	2,788
* On Deck Capital Inc.	111,395	448
		586,569
Equity Real Estate Investment Trusts (REITs) (0.0%)
§ Winthrop Realty Trust	23,515	26

Insurance (21.1%)
Chubb Ltd.	966,963	141,244
Marsh & McLennan Cos. Inc.	1,065,522	101,864
Progressive Corp.	1,232,260	97,694
American International Group Inc.	1,834,837	93,705
Aon plc	506,681	91,238
Aflac Inc.	1,581,427	81,127
Travelers Cos. Inc.	555,706	80,894
Prudential Financial Inc.	862,076	79,639
MetLife Inc.	1,716,886	79,337
Allstate Corp.	700,451	66,900
Willis Towers Watson plc	272,116	47,756
Hartford Financial Services Group Inc.	760,245	40,034
Arthur J Gallagher & Co.	389,341	32,783
Cincinnati Financial Corp.	327,080	32,132
* Markel Corp.	29,355	31,083
Principal Financial Group Inc.	588,614	30,355
Loews Corp.	590,600	30,333
* Arch Capital Group Ltd.	849,378	29,244
Lincoln National Corp.	430,621	25,600
Fidelity National Financial Inc.	580,385	22,374
Everest Re Group Ltd.	85,711	21,227
* Alleghany Corp.	30,486	20,221
Reinsurance Group of America Inc. Class A	132,137	19,564
WR Berkley Corp.	308,165	19,168
Torchmark Corp.	223,374	19,101
Brown & Brown Inc.	501,173	15,822
American Financial Group Inc.	159,981	15,710
RenaissanceRe Holdings Ltd.	88,970	15,520
Unum Group	452,434	14,247
* Athene Holding Ltd. Class A	340,899	13,858
Old Republic International Corp.	605,185	13,344
Assurant Inc.	130,801	13,075
First American Financial Corp.	235,427	12,160
Erie Indemnity Co. Class A	53,761	11,433
Axis Capital Holdings Ltd.	176,902	10,540
Hanover Insurance Group Inc.	85,508	10,446
Primerica Inc.	89,598	10,291
Kemper Corp.	117,111	9,719
Assured Guaranty Ltd.	218,519	8,931
Selective Insurance Group Inc.	124,337	8,909
* Brighthouse Financial Inc.	221,305	7,854
RLI Corp.	79,353	6,815
White Mountains Insurance Group Ltd.	6,704	6,567
American Equity Investment Life Holding Co.	190,901	5,404
CNO Financial Group Inc.	338,907	5,324
Argo Group International Holdings Ltd.	71,878	5,067
ProAssurance Corp.	112,241	4,211
* Enstar Group Ltd.	24,634	4,050
Kinsale Capital Group Inc.	42,540	3,564

	Horace Mann Educators Corp.	87,128	3,530
	Mercury General Corp.	58,054	3,347
	National General Holdings Corp.	144,329	3,279
*	Genworth Financial Inc. Class A	1,065,953	3,102
*	eHealth Inc.	42,941	3,030
	Employers Holdings Inc.	68,430	2,843
	James River Group Holdings Ltd.	62,934	2,807
	Safety Insurance Group Inc.	30,336	2,765
	AMERISAFE Inc.	40,688	2,424
	United Fire Group Inc.	45,070	2,116
	Stewart Information Services Corp.	49,983	2,056
	Universal Insurance Holdings Inc.	69,071	2,006
	American National Insurance Co.	16,924	1,919
*,^ Trupanion Inc.		61,586	1,806
*	MBIA Inc.	185,976	1,650
*	Third Point Reinsurance Ltd.	157,563	1,601
*	Ambac Financial Group Inc.	95,662	1,454
	FBL Financial Group Inc. Class A	23,467	1,445
	National Western Life Group Inc. Class A	5,141	1,371
	State Auto Financial Corp.	36,658	1,253
*	Watford Holdings Ltd.	43,173	1,115
	Goosehead Insurance Inc. Class A	23,075	845
	Heritage Insurance Holdings Inc.	52,130	763
*,^ Citizens Inc. Class A		107,905	692
*,^ Health Insurance Innovations Inc. Class A		25,952	669
	EMC Insurance Group Inc.	18,272	659
	United Insurance Holdings Corp.	47,024	634
*	Greenlight Capital Re Ltd. Class A	61,279	622
	HCI Group Inc.	14,937	607
	Global Indemnity Ltd.	19,218	571
	Donegal Group Inc. Class A	25,710	372
	Protective Insurance Corp. Class B	18,979	325
	Crawford & Co. Class A	35,984	294
	Crawford & Co. Class B	21,430	178
	Maiden Holdings Ltd.	70,757	38
			1,621,666
Mortgage Real Estate Investment Trusts (REITs) (1.8%)
	Annaly Capital Management Inc.	2,951,406	26,002
	AGNC Investment Corp.	1,130,766	18,544
	New Residential Investment Corp.	863,410	13,167
	Starwood Property Trust Inc.	589,012	12,988
	Blackstone Mortgage Trust Inc. Class A	248,033	8,746
	Chimera Investment Corp.	396,168	7,226
	MFA Financial Inc.	949,086	6,681
	Two Harbors Investment Corp.	529,606	6,472
	Apollo Commercial Real Estate Finance Inc.	301,586	5,543
	Invesco Mortgage Capital Inc.	270,040	4,156
	PennyMac Mortgage Investment Trust	159,360	3,315
	Redwood Trust Inc.	205,325	3,271
	Ladder Capital Corp. Class A	186,592	2,967
	Colony Credit Real Estate Inc.	176,930	2,691
	New York Mortgage Trust Inc.	388,353	2,346
	ARMOUR Residential REIT Inc.	122,904	2,138
	Granite Point Mortgage Trust Inc.	105,954	1,970
^	Arbor Realty Trust Inc.	150,072	1,847
	TPG RE Finance Trust Inc.	83,665	1,604
	Capstead Mortgage Corp.	180,531	1,428

	KKR Real Estate Finance Trust Inc.	56,568	1,119
	Western Asset Mortgage Capital Corp.	111,536	1,081
	AG Mortgage Investment Trust Inc.	65,709	1,013
	Ready Capital Corp.	65,053	948
	Dynex Capital Inc.	144,438	794
	Ares Commercial Real Estate Corp.	53,612	787
	Anworth Mortgage Asset Corp.	203,355	771
	Exantas Capital Corp.	69,860	761
^	Orchid Island Capital Inc.	107,901	656
			141,032
Other (0.0%)2
*,§ NewStar Financial Inc. CVR		42,593	11
*,§ American International Group Inc. Warrants Exp. 01/19/2021		7,950	—
			11
Thrifts & Mortgage Finance (1.4%)
*	MGIC Investment Corp.	749,609	10,157
	Radian Group Inc.	450,064	10,104
	New York Community Bancorp Inc.	997,995	9,910
*	Essent Group Ltd.	196,908	9,245
*	LendingTree Inc.	16,200	6,087
	Washington Federal Inc.	170,411	5,380
	WSFS Financial Corp.	107,178	4,254
*	NMI Holdings Inc. Class A	140,137	3,820
	Capitol Federal Financial Inc.	279,626	3,714
	Northwest Bancshares Inc.	206,556	3,464
	Provident Financial Services Inc.	134,322	3,202
*	Axos Financial Inc.	115,974	3,167
	Walker & Dunlop Inc.	62,958	3,165
	PennyMac Financial Services Inc.	129,829	2,754
	Kearny Financial Corp.	186,380	2,499
	OceanFirst Financial Corp.	101,167	2,410
	TFS Financial Corp.	118,232	2,030
	Flagstar Bancorp Inc.	64,132	2,019
	Meta Financial Group Inc.	74,903	1,960
	Meridian Bancorp Inc.	108,801	1,879
*	Columbia Financial Inc.	121,952	1,862
*	HomeStreet Inc.	55,162	1,569
	TrustCo Bank Corp. NY	201,962	1,491
	United Financial Bancorp Inc.	106,610	1,390
	Oritani Financial Corp.	86,614	1,386
	Northfield Bancorp Inc.	91,495	1,373
	Federal Agricultural Mortgage Corp.	19,425	1,329
	First Defiance Financial Corp.	43,494	1,179
	Dime Community Bancshares Inc.	66,036	1,174
*	Mr Cooper Group Inc.	152,382	1,154
	United Community Financial Corp.	102,542	939
	Waterstone Financial Inc.	55,475	916
	Hingham Institution for Savings	2,652	479
	Luther Burbank Corp.	42,231	420
*	Ocwen Financial Corp.	222,684	345
	Merchants Bancorp	17,613	321
	Sterling Bancorp Inc.	32,412	288
			108,835
Total Common Stocks (Cost $7,427,145)			7,683,212

	Coupon
Temporary Cash Investments (0.1%)[1]
3,4 Vanguard Market Liquidity Fund (Cost $5,553)	2.527%	55,527	5,554
Total Investments (99.9%) (Cost $7,432,698)			7,688,766
Other Assets and Liabilities-Net (0.1%)4,5			5,733
Net Assets (100%)			7,694,499

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,284,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of swap contracts. After giving effect to swap investments, the fund's effective common stock and temporary cash investment positions represent
100.0% and -0.1%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $4,610,000 of collateral received for securities on loan.
5 Cash of $650,000 has been segregated as collateral for open over-the-counter swap contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Over-the-Counter Total Return Swaps
				Floating
				Interest	Value and	Value and
			Notional	Rate	Unrealized	Unrealized
Termination			Amount	Received	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)	($000)
T. Rowe Price Group Inc.	9/4/19	BOANA	10,750	(2.381%)	—	(657)
1 Payment received/paid monthly.
BOANA—Bank of America NA.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk

Financials Index Fund

involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at May 31, 2019.

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Financials Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,683,175	—	37
Temporary Cash Investments	5,554	—	—
Swap Contracts—Liabilities	—	(657)	—
Total	7,688,729	(657)	37